Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Summary of lease liabilities and discount rates
As of December 31, 2019, the Group recorded
non-current
and current lease liabilities in the amount of 40,391 and 21,389, respectively. These liabilities are discounted at the following rates:

Lease term	Balance as of December 31, 2019	Effective average monthly rate used
0 to 1 year	3,778	0.56%
1 to 2 years	7,634	0.73%
2 to 3 years	11,813	0.72%
3 to 4 years	5,404	0.70%
4 to 5 years	10,732	0.70%
5 to 9 years	2,498	0.78%
More than 9 years	19,921	0.98%

	61,780

Summary of lease liabilities activity
The evolution of the Group’s leases liabilities for the fiscal year ended December 31, 2019 is as follows:

Lease liabilities
Balances for initial application of IFRS 16	23,059
Leases increase	39,779
Financial accretion	2,885
Leases decrease	(1,741)
Payments	(15,208)
Exchange and translation differences, net	12,999
Result from net monetary position (1)	7

Balance at the end of the year	61,780

(1)
Includes the adjustment for inflation of subsidiaries with the Peso as functional currency for first application of IFRS 16, which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.